INCOME TAXES (Schedule of Income (Loss) from Continuing Operations Before Income Tax, Domestic and Foreign) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
INCOME TAXES [Abstract]
Domestic	$ (4,624)	$ (2,540)	$ (688)
Foreign	1,561	1,582	3
Loss before taxes on income (benefit), total	$ (3,063)	$ (958)	$ (685)